CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	$ 3,244	$ 4,152	$ 5,688
Total non-current assets	10,504	11,701
Total current assets	3,553	2,850
Total assets	15,921	14,551
Equity	586	163
Total equity and liabilities	15,921	14,551
Veon Ltd.
Non-current assets
Intangible assets	6	8	10
Tangible fixed assets	3	8	15
Financial fixed assets	690	138	1,152
Total non-current assets	699	154	1,177
Total current assets	119	320	393
Total assets	818	474	1,570
Equity	586	163	1,226
Total liabilities held for sale	232	311	344
Total equity and liabilities	$ 818	$ 474	$ 1,570